Operating Leases - Schedule of Future Minimum Lease Payments (Details) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	Jun. 30, 2018 USD ($)
2018 (six months)	$ 396,252
Years Ending December 31 2020	795,707
Years Ending December 31 2021	760,101
Total	4,883,802
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
2018 (six months)	36,252
Years Ending December 31 2019	57,252
Years Ending December 31 2020	33,250
Years Ending December 31 2021	4,500
Total	$ 131,254